SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund

June 30, 2024 (Unaudited)
Shares		Value
Common Stocks — 91.20%
Consumer Discretionary — 8.58%
42,980	Beazer Homes USA, Inc.*	$1,181,090
22,610	Genesco, Inc.*	584,695
45,170	G-III Apparel Group Ltd.*	1,222,752
2,580	Group 1 Automotive, Inc.	766,982
5,860	Oxford Industries, Inc.	586,879
8,033	Patrick Industries, Inc.	871,982
13,590	Steven Madden Ltd.	574,857
		5,789,237
Consumer Staples — 1.84%
5,810	John B Sanfilippo & Son, Inc.	564,558
9,100	MGP Ingredients, Inc.	677,040
		1,241,598
Energy — 6.07%
25,080	Delek US Holdings, Inc.	620,981
46,010	Magnolia Oil & Gas Corp., Class A	1,165,893
22,620	Matador Resources Co.	1,348,152
38,070	Par Pacific Holdings, Inc.*	961,268
		4,096,294
Financials — 14.71%
9,100	AMERISAFE, Inc.	399,399
31,460	Banc of California, Inc.	402,059
6,090	Cambridge Bancorp	420,210
50,208	Compass Diversified Holdings	1,099,053
15,510	Esquire Financial Holdings, Inc.	738,276
12,930	First Bancorp/Southern Pines, NC	412,726
14,140	German American Bancorp, Inc.	499,849
24,806	Mercantile Bank Corp.	1,006,379
12,090	Northrim BanCorp, Inc.	696,868
17,110	Preferred Bank/Los Angeles, CA	1,291,634
8,300	QCR Holdings, Inc.	498,000
26,950	Silvercrest Asset Management Group, Inc., Class A	420,151
15,050	Southern First Bancshares, Inc.*	440,062
11,280	Stewart Information Services Corp.	700,262
18,160	Stock Yards Bancorp, Inc.	902,007
		9,926,935
Health Care — 17.78%
77,670	Alphatec Holdings, Inc.*	811,651
11,490	Amphastar Pharmaceuticals, Inc.*	459,600
51,120	Astrana Health, Inc.*	2,073,427
26,330	Lantheus Holdings, Inc.*	2,114,036
137,560	Maravai LifeSciences Holdings, Inc., Class A*	984,930
246,590	MiMedx Group, Inc.*	1,708,869

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
41,290	Surmodics, Inc.*	$1,735,831
7,970	UFP Technologies, Inc.*	2,103,044
		11,991,388
Industrials — 20.22%
85,080	ACCO Brands Corp.	399,876
29,215	Allient Inc.	738,263
46,090	Barrett Business Services, Inc.	1,510,369
31,680	Bowman Consulting Group Ltd.*	1,007,107
9,378	Casella Waste Systems, Inc., Class A*	930,485
17,000	CBIZ, Inc.*	1,259,700
20,840	Columbus McKinnon Corp.	719,814
17,280	Douglas Dynamics, Inc.	404,352
30,186	Ducommun, Inc.*	1,752,599
19,110	Enerpac Tool Group Corp.	729,620
20,706	Greenbrier Cos., Inc. (The)	1,025,982
75,440	Hudson Technologies, Inc.*	663,118
21,783	Insteel Industries, Inc.	674,402
3,110	Standex International Corp.	501,176
43,060	Thermon Group Holdings, Inc.*	1,324,526
		13,641,389
Information Technology — 13.91%
41,070	Cohu, Inc.*	1,359,417
35,790	Napco Security Technologies, Inc.	1,859,291
8,483	Novanta, Inc.*	1,383,662
9,740	Onto Innovation, Inc.*	2,138,514
13,642	PC Connection, Inc.	875,816
30,396	Sapiens International Corp. NV	1,031,336
450	Super Micro Computer, Inc.*	368,708
12,145	Vishay Precision Group, Inc.*	369,694
		9,386,438
Materials — 3.99%
24,277	Koppers Holdings, Inc.	898,006
9,190	Materion Corp.	993,715
39,430	Metallus, Inc.*	799,246
		2,690,967
Real Estate — 3.29%
88,570	Chatham Lodging Trust, REIT	754,617
15,700	Community Healthcare Trust, Inc., REIT	367,223
113,870	Summit Hotel Properties, Inc., REIT	682,081
25,760	UMH Properties, Inc., REIT	411,902
		2,215,823

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
Utilities — 0.81%
10,510	Unitil Corp.	$544,313

Total Common Stocks		61,524,382
(Cost $41,902,260)
Exchange Traded Funds — 6.93%
4,790	iShares Nasdaq Biotechnology ETF	657,475
14,880	iShares Russell Microcap Index Fund	1,696,320
25,040	SPDR S&P Biotech ETF	2,321,459

Total Exchange Traded Funds		4,675,254
(Cost $4,381,633)

Investment Company — 1.94%
1,310,922	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	1,310,922

Total Investment Company		1,310,922
(Cost $1,310,922)

Total Investments		$67,510,558
(Cost $47,594,815) — 100.07%
Liabilities in excess of other assets — (0.07)%		(45,263)
NET ASSETS — 100.00%		$67,465,295

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
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